Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of components of income tax expense	The components of income tax expense
The following table presents the details of income tax expenses for the periods presented (in thousands):

	Year ended December 31,
	2025	2024	2023
Current taxes	$25,848	$14,107	$529
Adjustments recognized related to prior period	187	(41)	—
Deferred taxes	11,024	24,418	29,563
Income tax expenses recognized directly to equity	(34)	(43)	125
Transition from US GAAP to IFRS	—	—	48
Others	143	—	—
Income tax expense	$37,168	$38,441	$30,265

Schedule of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	Reconciliation of profit before income tax
The following table presents a reconciliation of income before income tax at the statutory rate to our effective income tax rate for the periods presented (in thousands, %):

	Year ended December 31,
	2025	2024	2023
Profit before income tax	$139,821	$162,880	$131,347
Income tax expense using the statutory tax rate of each country	35,609	39,044	30,615
FDII foreign income deduction	(1,222)	(536)	(1)
Expenses not deductible for tax purposes(1)	719	1,674	59
Tax credit	(181)	(545)	(473)
Changes in unrecognized deferred tax assets	2,838	(1,193)	446
Others	(595)	(3)	(381)
Income tax expenses	$37,168	$38,441	$30,265
Effective income tax rate	26.6%	23.6%	23.6%
(1) Non-deductible expenses include performance-based incentive plan for certain key employees of SuprNation.

The following table presents a statutory tax rate by country for the periods as follows:

	Year ended December 31,
	2025	2024	2023
US(1)	23.54%	23.78%	23.76%
Korea	20.90%	20.90%	20.90%
Malta	35.00%	35.00%	35.00%
Germany	32.28%	32.28%	32.28%
(1) The statutory rate was adjusted to reflect annual changes in the U.S. state tax rate.

Schedule of income taxes recognized directly in capital	Income taxes recognized directly in capital
The following table presents income tax recognized directly to equity as follows (in thousands):

	Year ended December 31, 2025
	Before-tax	Tax effect	After-tax
Re-measurement of defined benefit plan	$163	$(35)	$128

	Year ended December 31, 2024
	Before-tax	Tax effect	After-tax
Re-measurement of defined benefit plan	$205	$(43)	$162

	Year ended December 31, 2023
	Before-tax	Tax effect	After-tax
Re-measurement of defined benefit plan	$(722)	$125	$(597)

Schedule of temporary difference, unused tax losses and unused tax credits	Analysis of deferred tax assets and deferred tax liabilities
The following table presents analysis of deferred tax assets and deferred tax liabilities as follows (in thousands):

	December 31, 2025	December 31, 2024
Deferred tax assets
Deferred tax assets to be recovered within 12 months	$592	$420
Deferred tax assets to be recovered after more than 12 months	11,955	20,349
Sub-total	$12,547	$20,769
Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months	(117)	(303)
Deferred tax liabilities to be recovered after more than 12 months	(29,610)	(17,093)
Sub-total	$(29,727)	$(17,396)
Net deferred tax assets(liabilities)	$(17,180)	$3,373
Change in deferred tax assets and deferred tax liabilities
The following table presents analysis of deferred tax assets and deferred tax liabilities as follows (in thousands):

	December 31, 2025
	Beginning balance	Business Combination	Profit (loss)	Other comprehensive income (loss)	Changes in foreign currency remeasurement	Ending balance
Deferred income tax on temporary differences
Provision for retirement benefit	$413	$—	$93	$(35)	$11	$482
Accrued expense	957	—	235	—	15	1,207
Intangible assets	10,602	(9,530)	(885)	—	(563)	(376)
Capitalized R&D costs	2,954	—	1,162	—	—	4,116
Lease liabilities	979	398	(216)	—	17	1,178
Depreciation expense	92	—	241	—	33	366
Accrued income	(626)	—	437	—	(19)	(208)
Goodwill	(15,704)	—	(9,851)	—	—	(25,555)
Right-of-use asset	(1,015)	(375)	147	—	(37)	(1,280)
Plan assets for retirement benefit	(413)	—	(59)	—	(10)	(482)
Derivatives	—	—	(10)	—	—	$(10)
Others	7	(134)	470	—	2	345
Sub-total	$(1,754)	$(9,641)	$(8,236)	$(35)	$(551)	$(20,217)
Net operating loss carryforward	8,864	175	105	—	742	9,886
Tax credit carryforward	11,597	—	(22)	—	284	11,859
Unrecognized deferred income tax (1)	(15,334)	—	(2,837)	—	(537)	(18,708)
Total	$3,373	$(9,466)	$(10,990)	$(35)	$(62)	$(17,180)
Deferred tax assets	3,373	188	(461)	(35)	(2,885)	180
Deferred tax liabilities	—	(9,654)	(10,529)	—	2,823	(17,360)
(1)Deferred income tax on temporary differences has not been recognized due to that it is more likely than not that these deferred tax assets will not be realized.

	December 31, 2024
	Beginning balance	Profit (loss)	Other comprehensive income (loss)	Changes in foreign currency remeasurement	Ending balance
Deferred income tax on temporary differences
Provision for retirement benefit	$916	$(475)	$(44)	$16	$413
Unconfirmed annual leave allowance	77	—	—	(77)	—
Accrued expense	1,930	(711)	—	(262)	957
Intangible assets	12,816	(2,183)	—	(31)	10,602
Capitalized R&D costs	1,123	1,830	—	1	2,954
Lease liabilities	1,411	(516)	—	84	979
Depreciation expense	151	(12)	—	(47)	92
Accrued income	(224)	(463)	—	61	(626)
Goodwill	(5,571)	(10,133)	—	—	(15,704)
Right-of-use asset	(1,522)	447	—	60	(1,015)
Plan assets for retirement benefit	(850)	359	1	77	(413)
Others	(1,244)	1,174	—	77	7
Sub-total	$9,013	$(10,683)	$(43)	$(41)	$(1,754)
Net operating loss carryforward	23,990	(14,377)	—	(749)	8,864
Tax credit carryforward	13,844	(594)	—	(1,653)	11,597
Unrecognized deferred income tax (1)	(18,748)	1,279	—	2,135	(15,334)
Total	$28,099	$(24,375)	$(43)	$(308)	$3,373
Deferred tax assets	28,947	(25,227)	(43)	(304)	3,373
Deferred tax liabilities	(848)	852	—	(4)	—
(1)Deferred income tax on temporary differences has not been recognized due to that it is more likely than not that these deferred tax assets will not be realized.

	December 31, 2023
	Beginning balance	Business Combination	Profit (loss)	Other comprehensive income (loss)	Changes in foreign currency remeasurement	Ending balance
Deferred income tax on temporary differences
Provision for retirement benefit	$800	$—	$1	$127	$(12)	$916
Unconfirmed annual leave allowance	98	—	(22)	—	1	$77
Accrued expense	36,176	—	(34,237)	—	(9)	$1,930
Intangible assets	17,632	(5,459)	643	—	—	$12,816
Capitalized R&D costs	—	—	1,123	—	—	$1,123
Lease liabilities	1,120	67	216	—	8	$1,411
Depreciation expense	—	137	14	—	—	$151
Accrued income	(6)	—	(215)	—	(3)	$(224)
Goodwill	4,467	—	(10,038)	—	—	$(5,571)
Right-of-use asset	(977)	(67)	(465)	—	(13)	$(1,522)
Plan assets for retirement benefit	(740)	—	(114)	(2)	6	$(850)
Others	(431)	(82)	(732)	—	1	$(1,244)
Sub-total	$58,139	$(5,404)	$(43,826)	$125	$(21)	$9,013
Net operating loss carryforward	5,934	3,774	14,410	—	(128)	$23,990
Tax credit carryforward	14,171	—	(83)	—	(244)	$13,844
Unrecognized deferred income tax (1)	(18,893)	—	(189)	—	334	$(18,748)
Total	$59,351	$(1,630)	$(29,688)	$125	$(59)	$28,099
Deferred tax assets	59,351	—	(30,470)	125	(59)	$28,947
Deferred tax liabilities	—	(1,630)	782	—	—	$(848)
(1)Deferred income tax on temporary differences has not been recognized due to that it is more likely than not that these deferred tax assets will not be realized.

Schedule of maturities of deficit carried forward and others	The maturities of deficit carried forward and others
The following table presents the expected period of expiry for unused net operating loss and tax credit not recognized in deferred tax assets as follows (in thousands):

	December 31, 2025		December 31, 2024
	Net operating loss (1)	Tax credit	Net operating loss (1)	Tax credit
FY2026	$83	$—	$81	$—
FY2027	440	—	430	—
FY2028	958	499	935	296
FY2029	2,868	3,008	2,800	3,112
FY2030	—	2,487	—	2,427
FY2031	—	2,796	—	2,730
FY2032	—	2,715	—	2,696
FY2033	—	345	—	336
FY2034	—	—	—	—
FY2035	5,776	9	5,638	—
FY2036	3,294	—	3,215	—
FY2037	29	—	29	—
FY2038	14	—	13	—
FY2039	10	—	10	—
Total	$13,477	$11,859	$13,151	$11,597
(1)    The net operating loss with no expiration is $7,825 thousand and $2,006 thousand as of December 31, 2025, and 2024, respectively.